PROPERTY AND EQUIPMENT, NET - Equipment held under capital lease (Details) - Store operating equipment - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property and equipment
Store operating equipment held under capital lease, Gross		¥ 66,681
Less: accumulated depreciation		(14,737)
Store operating equipment held under capital lease, Net		51,944
Total future minimum lease payments	¥ 0	¥ 11,642